Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
France
Tax years subject to examination	2020 - 2022	2019 - 2021
Japan
Tax years subject to examination	2022	2017 - 2021
Taiwan
Tax years subject to examination	2022	2021